UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2016

Date of reporting period:	August 31, 2016

Item 1. Schedule of Investments:

Putnam Short-Term Municipal Income Fund

The fund's portfolio
8/31/16 (Unaudited)

Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
FHA Insd. — Federal Housing Administration Insured
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
PSFG — Permanent School Fund Guaranteed
Q-SBLF — Qualified School Board Loan Fund
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (98.0%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (1.1%)

Pub. School &. College Auth. Rev. Bonds , Ser. A, 5.00%, 5/1/18	Aa1	$185,000	$198,207

			198,207
Arizona (1.6%)

AZ State Hlth. Fac. Auth. Rev. Bonds (Banner Hlth.), Ser. A, 5.00%, 1/1/17	AA-	50,000	50,699

Gilbert, Pub. Facs. Rev. Bonds, 5.00%, 7/1/18	Aa1	100,000	107,911

Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds (Great Hearts Academies), 3.75%, 7/1/24	BBB-	25,000	25,874

Phoenix, Indl. Dev. Auth. Ed. 144A Rev. Bonds (BASIS Schools, Inc.), 3.00%, 7/1/20	BB	25,000	25,738

U. Med. Ctr. Corp. Rev. Bonds, U.S. Govt. Coll., 5.00%, 7/1/17 (Escrowed to maturity)	AAA/P	75,000	77,681

			287,903
California (10.7%)

CA State G.O. Bonds
5.00%, 9/1/18	Aa3	150,000	162,878
5.00%, 10/1/16	Aa3	100,000	100,321

CA State Poll. Control Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (11/1/16) (Republic Svcs., Inc.), Ser. A, 0.75%, 8/1/23	BBB+	150,000	150,000

CA Statewide Cmnty. Dev. Auth. Mandatory Put Bonds (4/2/18) (Southern CA Edison Co.), 1.375%, 4/1/28	Aa3	75,000	75,626

CA Statewide Cmnty. Dev. Auth. Rev. Bonds
AGM, 5.00%, 11/15/19	AA	100,000	112,735
(Henry Mayo Newhall Memorial Hosp.), 5.00%, 10/1/16 (Escrowed to maturity)	AA-	45,000	45,142

Chula Vista, Muni. Fin. Auth. Special Tax Bonds, 5.00%, 9/1/16	BBB+	75,000	75,000

Corona-Norco, School Dist. Pub. Fin. Auth. Special Tax Bonds, Ser. A, 4.00%, 9/1/17	A-	25,000	25,877

Golden State Tobacco Securitization Corp. Rev. Bonds, Ser. A, 5.00%, 6/1/17	A1	50,000	51,659

Indian Wells, Redev. Agcy. Successor Tax Allocation Bonds (Cons. Whitewater Redev.), Ser. A, AGM, 4.00%, 9/1/18	AA	100,000	106,252

Irvine, Special Tax Bonds (Cmnty. Fac. Dist. No. 2005), Ser. 2, 4.00%, 9/1/18	BBB	75,000	79,322

Irvine, Impt. Board Act of 1915 Special Assmt. Bonds (Dist. No. 1), 4.00%, 9/2/16	BBB+	50,000	50,000

Los Angeles, Dept. of Arpt. Rev. Bonds (Los Angeles Intl. Arpt.), Ser. A, 5.25%, 5/15/24	AA	20,000	21,478

Modesto, Irrigation Dist. Elec. Rev. Bonds, Ser. A, 5.00%, 7/1/19	A+	30,000	33,550

North Natomas, Cmnty. Fac. Special Tax Bonds, Ser. E, 5.00%, 9/1/16	BBB+	75,000	75,000

Northern CA Pwr. Agcy. Rev. Bonds (Geothermal No. 3), Ser. A, 5.25%, 7/1/20	A1	40,000	44,750

Pico Rivera, Pub. Fin. Auth. Lease Rev. Bonds, 2.00%, 9/1/17	AA-	400,000	405,420

Roseville, Special Tax Bonds (Westpark Cmnty. Pub. Fac. Dist. No. 1), 4.00%, 9/1/19	BBB-/P	40,000	43,411

South Orange Cnty., Pub. Fin. Auth. Special Tax Bonds, Ser. A, 4.00%, 8/15/17	BBB+	50,000	51,508

U. of CA Rev. Bonds, Ser. AO, 5.00%, 5/15/19	Aa2	200,000	223,402

			1,933,331
Colorado (0.7%)

Denver City & Cnty., Arpt. Rev. Bonds, Ser. A
5.00%, 11/15/16	A2	75,000	75,645
4.00%, 11/15/17	A1	20,000	20,774

E-470 CO Pub. Hwy. Auth. Rev. Bonds, Ser. A1, NATL, 5.25%, 9/1/18	AA-	20,000	21,705

			118,124
Connecticut (2.3%)

CT State Hlth. & Edl. Fac. Auth. VRDN (Yale U.), Ser. V-2, 0.50%, 7/1/36	VMIG1	300,000	300,000

CT State Special Tax Oblig. Rev. Bonds (Trans. Infrastructure), Ser. B, 5.00%, 8/1/19	AA	100,000	111,935

			411,935
Delaware (1.3%)

DE State Hlth. Fac. Auth. VRDN (Christiana Care), Ser. A, 0.60%, 10/1/38	VMIG1	240,000	240,000

			240,000
District of Columbia (1.1%)

DC, G.O. Bonds, Ser. A, 3.00%, 6/1/18	Aa1	200,000	208,064

			208,064
Florida (2.6%)

Escambia Cnty., Hlth. Fac. Auth. Rev. Bonds
(Baptist Hlth. Care Corp. Oblig. Grp.), Ser. A, 5.125%, 8/15/20	A3	30,000	33,950
(Baptist Hosp., Inc.), 5.00%, 8/15/18	A3	60,000	64,712

FL State Muni. Pwr. Agcy. Rev. Bonds (All Requirements Pwr.), Ser. A, 4.00%, 10/1/16	A2	50,000	50,119

FL State U. Board of Governors Rev. Bonds, 5.25%, 7/1/17	Aa2	105,000	109,029

Jea, Elec. Syst. Rev. Bonds, Ser. D, 4.00%, 10/1/17	Aa3	100,000	103,608

Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds (Acts Retirement-Life Cmnty.), 4.00%, 11/15/19	A-/F	100,000	109,201

			470,619
Georgia (3.5%)

Atlanta, Wtr. & Waste Wtr. Rev. Bonds, 4.00%, 11/1/17	Aa3	240,000	249,331

Bartow Cnty., Dev. Auth. Mandatory Put Bonds (8/10/17) (GA Power Co. - Plant Bowen), 2.375%, 9/1/29	A3	100,000	101,220

GA State G.O. Bonds, Ser. E-2, 4.00%, 9/1/17	Aaa	125,000	129,260

Muni. Election Auth. of GA Rev. Bonds (Vogtle Units 3&4), Ser. JB, 5.00%, 4/1/18	A+	145,000	154,880

			634,691
Hawaii (0.6%)

HI State G.O. Bonds, 5.00%, 8/1/19	Aa2	100,000	112,180

			112,180
Illinois (4.4%)

Chicago, G.O. Bonds, Ser. A
5.00%, 1/1/21	BBB+	50,000	53,187
5.00%, 1/1/19	BBB+	50,000	51,824

Chicago, O'Hare Intl. Arpt. Rev. Bonds
Ser. C, 5.00%, 1/1/17	A2	100,000	101,385
Ser. D, AGM, 4.00%, 1/1/18	AA	75,000	78,233

Chicago, Transit Auth. Rev. Bonds (Federal Transit Administration Section 5307), 5.00%, 6/1/18	A	100,000	106,383

Chicago, Waste Wtr. Transmission Rev. Bonds
NATL, 5.50%, 1/1/17	AA-	50,000	50,702
Ser. C, 5.00%, 1/1/19	A	100,000	107,804

IL State G.O. Bonds, 5.00%, 7/1/17	BBB+	50,000	51,657

IL State Fin. Auth. Rev. Bonds (Presbyterian Homes Oblig. Group), Ser. A, 5.00%, 11/1/23	A-/F	75,000	91,884

IL State Toll Hwy. Auth. Rev. Bonds, Ser. D, 5.00%, 1/1/19	Aa3	100,000	109,486

			802,545
Indiana (1.1%)

IN State Fin. Auth. VRDN, Ser. A-2, 0.65%, 2/1/37	VMIG1	200,000	200,000

			200,000
Maryland (1.9%)

Baltimore Cnty., G.O. Bonds, Ser. B, 5.00%, 8/1/18	Aaa	100,000	108,292

MD State G.O. Bonds, Ser. C, 4.00%, 8/15/18	Aaa	125,000	133,166

Prince George's Cnty., G.O. Bonds, Ser. A, 4.00%, 9/15/18	Aaa	100,000	106,770

			348,228
Massachusetts (5.4%)

MA State VRDN (Construction Loan), Ser. A, 0.58%, 3/1/26	VMIG1	200,000	200,000

MA State Clean Energy Cooperative Corp. Rev. Bonds (Muni. Ltg. Plant Coop.), 4.00%, 7/1/17	A1	50,000	51,358

MA State Clean Wtr. Trust Rev. Bonds (Revolving Fund-Green Bond), 5.00%, 2/1/17	Aaa	100,000	101,816

MA State Dev. Fin. Agcy. Rev. Bonds
(Caregroup, Inc.), Ser. I, 3.00%, 7/1/18	A3	100,000	103,947
(Loomis Cmntys.), Ser. A, 3.00%, 1/1/17	BBB-	75,000	75,433

MA State Hlth. & Edl. Fac. Auth. Mandatory Put Bonds (12/1/17) (Amherst College), Ser. H, 0.80%, 11/1/33	Aaa	100,000	99,902

MA State Hsg. Fin. Agcy. Rev. Bonds, Ser. SF-169, 4.00%, 12/1/44	Aa2	165,000	178,205

MA State Port Auth. Rev. Bonds, Ser. A, 4.00%, 7/1/19	Aa2	150,000	163,706

			974,367
Michigan (2.4%)

MI State Rev. Bonds (GANs Program), 5.00%, 3/15/26	AA	75,000	95,620

MI State Bldg. Auth. Rev. Bonds (Facs. Program), Ser. I, 5.00%, 4/15/19	Aa2	100,000	110,792

MI State Hosp. Fin. Auth. Rev. Bonds
(Henry Ford Hlth. Syst.), Ser. A, 5.00%, 11/15/16	A3	20,000	20,166
(Sparrow Hosp.), 5.00%, 11/15/16	A1	25,000	25,213

MI State Strategic Fund Ltd. Rev. Bonds (United Methodist Retirement Cmntys., Inc.), 2.75%, 11/15/17	BBB+/F	75,000	76,496

Ypsilanti, School Dist. G.O. Bonds, Ser. A, Q-SBLF, 4.00%, 5/1/18(FWC)	AA-	100,000	104,781

			433,068
Minnesota (3.1%)

Minneapolis & St. Paul, Hsg. & Redev. Auth. Hlth. Care VRDN (Allina Hlth. Syst.), Ser. B-1, 0.57%, 11/15/35	VMIG1	200,000	200,000

Minneapolis Hlth. Care Syst. Rev. Bonds (Fairview Hlth. Svcs. Oblig. Group), Ser. A, 4.00%, 11/15/18	A+	100,000	106,306

MN State Muni. Pwr. Agcy. Elec. Rev. Bonds, 5.00%, 10/1/16	A2	100,000	100,305

MN State Res. Hsg. Fin. Agcy. Rev. Bonds, Ser. A, 4.00%, 7/1/38	Aa1	85,000	92,097

Southern MN Muni. Pwr. Agcy. Supply Syst. Rev. Bonds, Ser. A, AMBAC, 5.25%, 1/1/17	A1	35,000	35,519

St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev. Bonds (Regions Hosp.), 5.25%, 5/15/17 (Prerefunded 11/15/16)	Aaa	25,000	25,231

			559,458
Mississippi (1.9%)

MS State Bus. Fin. Commission Gulf Opportunity Zone VRDN (Chevron USA, Inc.), Ser. A, 0.60%, 12/1/30	VMIG1	200,000	200,000

MS State Bus. Fin. Corp. Solid Waste Disp. Mandatory Put Bonds (3/1/17) (Waste Mgt., Inc.), 1.375%, 3/1/27	A-	150,000	150,381

			350,381
Missouri (2.2%)

MO State Hlth. & Edl. Fac. Auth. VRDN (WA U. (The)), Ser. C, 0.60%, 9/1/30	VMIG1	300,000	300,000

MO State Hwys. & Transit Comm. Rev. Bonds (Federal Reimbursement), Ser. A, 5.00%, 5/1/17	Aa1	100,000	102,888

			402,888
Montana (0.5%)

MT State Board of Hsg. Rev. Bonds, Ser. A-2, FHA Insd., 3.00%, 12/1/43	Aa1	80,000	83,334

			83,334
Nebraska (0.6%)

NE State Pub. Pwr. Dist. Rev. Bonds, Ser. A, 5.00%, 1/1/18	A1	100,000	105,637

			105,637
Nevada (1.7%)

Reno, Sales Tax VRDN (Reno Trans. Rail Access Corridor (ReTRAC)), 0.64%, 6/1/42	VMIG1	305,000	305,000

			305,000
New Hampshire (1.7%)

NH State Hlth. & Ed. Fac. Auth. VRDN (U. Syst. of NH), Ser. B, 0.58%, 7/1/33	VMIG1	300,000	300,000

			300,000
New Jersey (1.4%)

NJ Inst. of Tech. Rev. Bonds, Ser. A, 5.00%, 7/1/21	A1	100,000	117,741

NJ State Econ. Dev. Auth. Rev. Bonds (School Fac.), Ser. GG, U.S. Govt. Coll., 5.00%, 9/1/17 (Escrowed to maturity)	A3	125,000	130,298

			248,039
New Mexico (0.8%)

Farmington, Poll. Control Mandatory Put Bonds (4/1/20) (Southern CA Edison Co.), Ser. A, 1.875%, 4/1/29	Aa3	150,000	153,114

			153,114
New York (9.6%)

Build NY City Resource Corp. Rev. Bonds, 3.00%, 7/1/17	A+	100,000	101,768

Monroe Cnty., G.O. Bonds, BAM, 4.00%, 6/1/19	AA	100,000	108,415

New York, G.O. Bonds, Ser. I-1, 5.00%, 3/1/18	Aa2	200,000	212,876

Niagara, Frontier Trans. Auth. Rev. Bonds (Buffalo Niagara Intl. Arpt.), Ser. B, 5.00%, 4/1/19	Baa1	150,000	165,666

NY State Dorm. Auth. Rev. Bonds
(NYU Hosp. Ctr.), Ser. A, 5.00%, 7/1/17	A3	85,000	87,938
(State U. Edl. Fac.), Ser. A, 4.00%, 5/15/17	AA	200,000	204,742

NY State Dorm. Auth. Non-Supported Debt Rev. Bonds
(School Dists. Funding Program), Ser. F, AGM, 5.00%, 10/1/17	AA	75,000	78,488
(St. John's U.), Ser. A, 4.00%, 7/1/20	A3	100,000	111,015
(School Dist. Fin. Program), Ser. G, 4.00%, 10/1/17	AA+	200,000	207,282

NY State Dorm. Auth. Personal Income Tax Rev. Bonds, Ser. E, 5.00%, 2/15/19	AAA	100,000	110,469

Port Auth. of NY & NJ Rev. Bonds
Ser. 178, 5.00%, 12/1/16	Aa3	100,000	101,060
Ser. 193rd, 4.00%, 10/15/18	Aa3	100,000	106,502

Rockland Cnty., G.O. Bonds, Ser. A, AGM, 5.00%, 3/1/17	AA	100,000	101,989

Westchester Cnty., Indl Dev. Agcy. Civic Fac. Rev. Bonds (Kendal on Hudson), 3.00%, 1/1/17	BBB/F	50,000	50,289

			1,748,499
North Carolina (1.3%)

Guilford Cnty., G.O. Bonds, Ser. C, 5.00%, 10/1/18	Aaa	100,000	108,992

NC State Med. Care Comm. Hlth. Fac. Rev. Bonds (Deerfield Episcopal Retirement Cmnty., Inc.), 4.00%, 11/1/22	A-/F	100,000	113,757

NC State Med. Care Comm. Retirement Fac. Rev. Bonds (Forest at Duke, Inc. (The)), 4.60%, 9/1/16	BBB+	20,000	20,000

			242,749
Ohio (5.1%)

Cincinnati, Wtr. Syst. Rev. Bonds, Ser. B, 5.00%, 12/1/22	Aaa	100,000	123,441

Lorain Cnty., Hosp. Rev. Bonds (Catholic Hlth. Partners), Ser. A, 4.50%, 2/1/17	AA	140,000	142,135

Lorain Cnty., Port Auth. Econ. Dev. Facs. Rev. Bonds (Kendal at Oberlin), 3.00%, 11/15/16	A-	50,000	50,222

OH State G.O. Bonds (Common School), Ser. D, 5.50%, 9/15/17	Aa1	380,000	399,160

OH State Higher Edl. Fac. Comm. Rev. Bonds (Cleveland Clinic Hlth. Syst. Oblig. Group), 5.00%, 1/1/18	Aa2	100,000	105,773

OH State Wtr. Dev. Auth. Poll. Control Rev. Bonds, Ser. B, 5.00%, 6/1/18	Aaa	100,000	107,551

			928,282
Oklahoma (1.5%)

OK State Tpk. Auth. VRDN, Ser. F, 0.58%, 1/1/28	VMIG1	200,000	200,000

Tulsa, Arpts. Impt. Trust Rev. Bonds, Ser. A, BAM, 5.00%, 6/1/17	AA	75,000	77,149

			277,149
Oregon (0.7%)

Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds (Terwilliger Plaza, Inc.), 3.00%, 12/1/18	BBB/F	75,000	78,206

OR State G.O. Bonds, Ser. N, 4.00%, 12/1/16	Aa1	45,000	45,381

			123,587
Pennsylvania (8.3%)

Cap. Region Wtr. Rev. Bonds, Ser. A, 5.00%, 7/15/18	A+	100,000	107,654

Chester Cnty., G.O. Bonds, 4.00%, 7/15/18	Aaa	100,000	106,101

Delaware River Joint Toll Bridge Comm. Rev. Bonds, 5.00%, 7/1/21	A1	100,000	117,587

East Hempfield Twp., Indl. Dev. Auth. Rev. Bonds (Millersville U. Student Hsg. & Svcs., Inc.), 2.25%, 7/1/17	Baa3	40,000	40,348

Erie, Higher Ed. Bldg. Auth. Rev. Bonds (Gannon U.), 3.00%, 5/1/17	Baa2	35,000	35,449

Montgomery Cnty., Indl. Dev. Auth. Rev. Bonds (Foulkeways at Gwynedd), 3.00%, 12/1/18	BBB	100,000	103,936

PA State Econ. Dev. Fin. Auth. Solid Waste Disp. Mandatory Put Bonds (1/3/17) (Republic Services, Inc.), Ser. A, 0.75%, 4/1/19	BBB+	200,000	200,064

PA State Hsg. Fin. Agcy. Rev. Bonds, Ser. 115A, 1.60%, 10/1/17	AA+	100,000	100,636

PA State Tpk. Comm. Oil Franchise Tax Rev. Bonds, Ser. A, AMBAC, 5.00%, 12/1/16	AA	25,000	25,270

PA State U. Rev. Bonds, Ser. A, 4.00%, 9/1/17	Aa1	100,000	103,398

Philadelphia, Auth for Indl. Dev. City Agreement Rev. Bonds (Cultural & Coml. Corridors Program), Ser. A, 4.00%, 12/1/18	A+	100,000	105,702

Philadelphia, Gas Wks. Rev. Bonds
(98 Gen. Ordinance), Ser. 14, 5.00%, 10/1/22	A	100,000	120,360
5.00%, 8/1/19	A	100,000	111,385

Philadelphia, School Dist. G.O. Bonds, Ser. D, 5.00%, 9/1/20	A2	50,000	55,396

Philadelphia, Wtr. & Waste Wtr. Rev. Bonds, Ser. B, 5.00%, 7/1/20	A1	100,000	114,789

Pittsburgh, G.O. Bonds, Ser. B, AGM, 5.25%, 9/1/16		50,000	50,000

			1,498,075
Rhode Island (0.6%)

RI Hlth. & Edl. Bldg. Corp. Rev. Bonds (Lifespan Oblig. Group-Hosp. Fin.), 5.00%, 5/15/22	BBB+	100,000	117,709

			117,709
Texas (9.8%)

Austin, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, 4.00%, 11/15/16	Aa2	100,000	100,685

Central TX Regl. Mobility Auth. Rev. Bonds, 5.75%, 1/1/17 (Escrowed to maturity)	BBB+	75,000	76,238

Clear Creek, Indpt. School Dist. G.O. Bonds, Ser. A, PSFG, 5.00%, 2/15/17	Aaa	285,000	290,649

Dallas, Mandatory Put Bonds (2/15/17) (Indpt. School Dist.), Ser. B-1, PSFG, 3.00%, 2/15/36	Aaa	150,000	151,539

Dallas, Area Rapid Transit Rev. Bonds, AMBAC, 5.00%, 12/1/16	AA+	200,000	202,158

Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (The Methodist Hosp.), Ser. C-1, 0.60%, 12/1/24	A-1+	200,000	200,000

Lower CO River Auth. Rev. Bonds, Ser. A
5.00%, 5/15/21	A2	100,000	118,338
5.00%, 5/15/20	A2	100,000	114,892

North TX, Tollway Auth. Rev. Bonds, Ser. A, 5.00%, 1/1/25	A1	100,000	123,549

Northside, Indpt. School Dist. G.O. Bonds, Ser. A, PSFG, 4.00%, 2/15/18	Aaa	100,000	104,799

SA Energy Acquisition Pub. Fac. Corp. Rev. Bonds (Gas Supply), 5.50%, 8/1/25	A3	75,000	93,946

Spring Branch, Indpt. School Dist. G.O. Bonds, Ser. A, PSFG, 5.00%, 2/1/17	Aaa	100,000	101,808

U. of Texas Rev. Bonds, Ser. B, 3.00%, 8/15/17	Aaa	100,000	102,326

			1,780,927
Utah (1.1%)

Murray City, Hosp. VRDN (IHC Hlth. Svcs., Inc.), Ser. C, 0.58%, 5/15/36	Aa1	200,000	200,000

			200,000
Vermont (0.6%)

VT State Edl. & Hlth. Bldg. Fin. Agcy. Rev. Bonds (U. of VT Med. Ctr. (UVM)), Ser. A, 3.00%, 12/1/18	A3	100,000	104,501

			104,501
Virginia (1.4%)

Richmond, Pub. Impt. G.O. Bonds, Ser. A, 5.00%, 3/1/19	AA+	230,000	254,152

			254,152
Washington (2.7%)

Energy Northwest Rev. Bonds (Wind Project), 5.00%, 7/1/17	A2	100,000	103,422

Energy Northwest Elec. Rev. Bonds (Bonneville Pwr. Administration (BPA)), Ser. A, 5.00%, 7/1/18	Aa1	100,000	107,854

King Cnty., Wtr & Swr. Rev. Bonds, 5.00%, 1/1/17	AA+	35,000	35,494

WA State G.O. Bonds, Ser. R-10A, 5.00%, 1/1/18	Aa1	230,000	243,122

			489,892
West Virginia (0.7%)

WV State Econ. Dev. Auth. Poll Control Rev. Bonds (Appalachian Pwr. Co. - Amos), Ser. C, 3.25%, 5/1/19	Baa1	50,000	52,199

WV State Econ. Dev. Auth. Solid Waste Disp. Fac. Mandatory Put Bonds (4/1/19) (Appalachian Pwr. Co. - Amos), Ser. A, 1.90%, 3/1/40	Baa1	75,000	75,753

			127,952
TOTAL INVESTMENTS

Total investments (cost $17,670,184)(b)			$17,774,587

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2015 through August 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $18,143,970.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $17,670,184, resulting in gross unrealized appreciation and depreciation of $108,092 and $3,689, respectively, or net unrealized appreciation of $104,403.
(FWC)	Forward commitment, in part or in entirety.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Utilities	16.1%
	State debt	14.6
	Health care	14.1
	Local debt	13.9
	Education	10.8

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$17,774,587	$—

Totals by level	$—	$17,774,587	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 28, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 28, 2016